Share Based Payments (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share Based Payments (Textual)
Purchase of intangibles		SFr 2,319
Options granted	433,030
Equity Incentive Plan [Member]
Share Based Payments (Textual)
Options exercise price description	The exercise price of the options granted as share based compensation under the Equity Incentive Plan was USD 0.83.
Stock Options [Member]
Share Based Payments (Textual)
Share based compensation expense	SFr 167,908	SFr 308,181